GENERAL (Details Narrative) - USD ($)	Aug. 02, 2021	Jul. 02, 2021	Jul. 02, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Outstanding equity capital	1,724
Common shares	174,595,634
Fair value of liabilities					$ 2,453,000
Accumulated deficit				$ 2,453,000	3,205,000	$ 26,000
Stockholders equity				$ 1,412,000	$ 2,416,000	$ 25,000
Mr.Molchadsky [Member]
Equity Method Investment, Ownership Percentage				74.00%	74.00%
Boris Molchadsky [Member] | Series A Preferred Stock [Member]
Private transactions of common stock		The Series A Preferred Shares have the right to vote 1,000 to 1 as shares of common stock and are convertible into 1,500 to 1 of the shares of common stock of the Company.
Molchadsky [Member]
Private transactions			225,000
Tanooma Ltd [Member]
Voting interests				73.80%	73.80%